Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	On April 17, 2026, GMEX Robotics Corporation (the “Company”) published a report on Form 6-K reporting the Company’s unaudited financial results for the six months ended December 31, 2025 and 2024 (“Original Report”).This Amendment No.1 to Form 6-K is to revise the Original Report, which replace and supersede in all respects the Original Report including all exhibits. Attached hereto as Exhibit 99.1 is the Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Company for the six-month periods ended December 31, 2025 and 2024; and hereto as Exhibit 99.2 are the unaudited consolidated financial statements of the Company for the six-month periods ended December 31, 2025 and 2024.
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--06-30
Entity Registrant Name	GMEX Robotics Corporation
Entity Central Index Key	0001928581